Series A Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 17, 2017	Dec. 04, 2015
Class of Stock [Line Items]
Series A preferred shares, shares issued	800,000	900,000
Deemed dividend on preferred stock redemption	$ 0.0	$ 58.0	$ 0.0
Deemed dividend on modification of Series A convertible preferred stock	$ 0.0	$ 4.0	0.0
Financial instruments subject to redemption, settlement terms, maximum number of shares	29,000,000.0	27,500,000
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Series A preferred shares, shares issued					820,000
Aggregate purchase price					$ 820.0
Stated Value Of Preferred Shares Per Share	$ 1,000
Direct Issuance Expenses					$ 26.0
Dividends, Preferred Stock, Paid-in-kind	$ 46.0	$ 45.0	$ 47.0
Accrued Dividends	$ 3.0	$ 3.0
Secondary offering by the preferred shareholders				342,000
Redeemed Shares of Preferred stock				90,000
Repurchase price per share of common stock upon conversion				$ 48.47
Dividend Rate for preferred shares					5.50%
Conversion price per preferred share	$ 30.00
Conversion rate per preferred share	33.333